Intangible Assets, Net (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 2,033	$ 2,087	$ 4,363	$ 4,147